Annual Total Returns- JPMorgan Corporate Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Corporate Bond Fund - Class A	2014	2015	2016	2017	2018	2019	2020
Total	7.89%	(0.53%)	5.79%	6.89%	(2.02%)	15.02%	10.23%